Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2024
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

	As at 30.06.24	As at 31.12.23
Contingent liabilities and financial guarantees	£m	£m
Guarantees and letters of credit pledged as collateral security	17,052	17,353
Performance guarantees, acceptances and endorsements	8,434	7,987
Total	25,486	25,340

Commitments
Documentary credits and other short-term trade related transactions	2,489	2,352
Standby facilities, credit lines and other commitments	402,361	388,085
Total	404,850	390,437
Further details on contingent liabilities, where it is not practicable to disclose an estimate of the potential financial effect on Barclays relating to legal and competition and regulatory matters can be found in Note 16.